CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
December 31, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout (0.50% of Partners’ Capital)
Milton ZXP LLC - Class A Units (4)(6)	North America	February, 2018	6,029	$602,900	$1,055,075
Growth Equity (0.20% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	North America	March, 2019		650,000	421,300
Venture Capital (0.00% of Partners’ Capital)
TasteMade, Inc. (4)	North America	April, 2016	2,582	100,000	-

Total Operating Companies				1,352,900	1,476,375	0.70%

Private Investment Funds
Private Equity
Buyout (20.45% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	Rest of the World	August, 2007		201,046	105,010
Advent Latin American Private Equity Fund V-F L.P.	Rest of the World	May, 2010		1,339,621	1,078,765
Chicago Pacific Founders Fund II, LP (1)	North America	January, 2020		3,641,731	8,928,400
Clovis Point II, LP	North America	February, 2020		2,196,418	2,253,498
CRC (Atria) Investment Holdings, L.P. (3)	North America	July, 2022		4,188,131	4,162,500
Darwin Private Equity I L.P.	Europe	September, 2007		1,251,657	21,754
Intervale Capital Fund, L.P.	North America	May, 2008		423,099	32,553
J.C. Flowers III L.P.	Europe	October, 2009		1,163,392	200,633
KF Partner Investments Fund III LP	North America	June, 2020		2,051,329	2,758,879
Mid Europa Fund III LP	Europe	November, 2007		280,414	1,366
Monomoy Capital Partners II, L.P.	North America	May, 2011		973,284	630,997
Monomoy Capital Partners III, L.P. (1)	North America	December, 2017		1,991,775	5,208,897
Reservoir Capital Partners (Cayman), L.P. (1)	Global	June, 2009		294,464	620,212
Sovereign Capital Limited Partnership III	Europe	March, 2010		-	36,634
Sterling Capital Partners II, L.P. (1)	North America	August, 2005		190,740	11,023
Sterling Group Partners III, L.P. (1)	North America	April, 2010		1,086,131	1
Strattam Capital Investment Fund, L.P.	North America	December, 2015		3,192,683	3,739,548
Strattam Capital Investment Fund II, L.P.	North America	February, 2018		2,329,660	3,565,682
Strattam Capital Investment Fund III, L.P. (2)	North America	March, 2022		2,406,751	2,387,853
Strattam Co-Invest Fund V, L.P.	North America	December, 2018		-	717,896
Strattam Co-Invest Fund VI, L.P.	North America	December, 2018		725,757	901,283
Strattam Co-Invest Fund VII, L.P.	North America	September, 2019		413,727	760,533
Trivest Fund IV, L.P.	North America	November, 2007		12,230	7,215
Viburnum Equity 4, LP (1)(2)	Rest of World	January, 2022		5,880,593	5,454,012
Growth Equity (9.08% of Partners’ Capital)
Catterton Growth Partners, L.P.	North America	March, 2008		1,929,339	576,814
Crosslink Crossover Fund V, L.P.	North America	May, 2007		316,468	100,130
Crosslink Crossover Fund VI, L.P.	North America	March, 2007		-	3,292,298
CX Partners Fund Ltd. (1)	Asia	April, 2009		1,163,083	53,000
Gavea Investment Fund II A, L.P.	Rest of the World	May, 2007		-	7,771
Gavea Investment Fund III A, L.P.	Rest of the World	September, 2008		-	35,140
HealthCor Partners Fund, L.P.	North America	August, 2007		268,263	478,584
New Horizon Capital III, L.P. (1)	Asia	March, 2009		188,127	-
NGP Energy Technology Partners II, L.P. (1)	North America	July, 2009		719,372	328,401
Northstar Equity Partners III (1)	Asia	June, 2011		552,588	341,773
Orchid Asia IV, L.P. (1)	Asia	November, 2007		887,156	243,788
Pine Brook Capital Partners, L.P. (1)	North America	January, 2008		1,748,932	263,471
Pinto America Growth Fund, L.P.	North America	July, 2006		-	19,153
Private Equity Investment Fund V, L.P.	North America	April, 2009		5,677,931	3,208,604
Saints Capital VI, L.P.	North America	April, 2008		1,659,216	414,150
Trustbridge Partners II, L.P. (1)	Asia	December, 2007		1,043,997	676,091
Trustbridge Partners III, L.P.	Asia	April, 2009		3,246,506	2,109,118
Trustbridge Partners IV, L.P. (1)	Asia	September, 2011		-	2,961,948
Trustbridge Partners V, L.P. (1)	Asia	November, 2015		4,346,526	4,246,805
Private Debt (9.68% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	North America	August, 2008		-	7,832
Alloy Merchant Partners, L.P. (1)(2)	Rest of the World	August, 2018		803,860	495,469
Armadillo Litigation Finance II	North America	February, 2016		-	41,873
Aviator Capital Fund IV US Feeder, L.P.	Global	March, 2019		2,230,278	2,607,302
Aviator Capital Mid-Life Us Feeder Fund, LP	Global	December, 2016		1,949,929	2,861,818
BDCM Opportunity Fund II, L.P.(1)	North America	March, 2006		501,444	103,616
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	North America	March, 2017		3,930,533	3,830,081
Crestline Opportunities Fund III, LLC (1)	North America	August, 2016		2,169,895	3,455,520
Freedom Participation Partners I, LLC (1)	North America	July, 2016		1,247,460	36,837
Garrison Opportunity Fund II A LLC	Global	March, 2011		-	10,786

Garrison Opportunity Fund LLC	Global	February, 2010	-	10,327
ILS Property & Casualty Master Fund Ltd.	North America	November, 2014	1,523,944	14,950
India Asset Recovery Fund L.P.	Asia	October, 2006	-	322
MatlinPatterson Global Opportunities Partners III, L.P.	North America	July, 2007	865,334	5,423
Parabellum Partners I, LP (1)	North America	August, 2017	1,271,280	2,616,002
Parabellum Partners II, LP (1)	North America	August, 2019	2,753,053	2,927,423
Rosebrook 2018 Co-Invest I, L.P. (3)	Rest of World	January, 2018	1,023,648	1,149,255
Strategic Value Global Opportunities Fund I-A, L.P.	Europe	December, 2006	28,951	145,456
Tuckerbrook SB Global Distressed Fund I, L.P.	Global	July, 2007	102,897	295,790
Venture Capital (11.84% of Partners’ Capital)
Artis Ventures II, L.P.	North America	November, 2014	1,085,752	2,208,385
Chrysalis Ventures III, L.P.	North America	December, 2006	208,572	95,807
Dace Ventures I, LP	North America	June, 2007	347,577	149,291
Fairhaven Capital Partners, L.P.	North America	March, 2008	1,556,314	348,641
Founders Fund III, LP	North America	May, 2010	-	4,433,918
Founders Fund IV, LP	North America	January, 2012	-	5,937,921
LC Fund IV, L.P.	Asia	May, 2008	1,375,042	63,747
Sanderling Venture Partners VI, L.P.	North America	June, 2005	94,987	69,727
Sanderling Venture Partners VI Co-Investment Fund, L.P.	North America	June, 2005	210,432	90,193
Tenaya Capital V, LP (1)	North America	November, 2007	24,309	85,518
Tenaya Capital VI, LP	North America	July, 2012	828,830	1,014,362
The Column Group, LP	North America	September, 2007	966,337	1,463,736
The Column Group II, LP	North America	October, 2014	1,934,154	4,394,702
The Column Group III, LP	North America	May, 2016	3,041,477	3,251,611
Tiger Global Private Investment Partners V, L.P.	Asia	January, 2008	1,219,100	1,074,626
Tiger Global Private Investment Partners VI, L.P.	Asia	November, 2010	-	483,220
Voyager Capital Fund III, L.P.	North America	May, 2007	286,772	75,383

Total Private Equity (6)			93,564,298	108,799,053	51.05%

Real Assets
Infrastructure (6.73% of Partners’ Capital)
Allied Strategic Partners Fund I-A, LP (3)	North America	August, 2021	9,981,768	9,470,890
EIV Capital Fund II, LP (1)	North America	December, 2014	2,851,236	2,568,257
EnCap Energy Infrastructure TE Feeder, L.P. (1)	North America	October, 2009	965,782	68,602
Haddington Energy Partners III, L.P.	North America	April, 2017	604,735	1,567,324
TPF II-A, L.P.	North America	October, 2008	1,213,282	18,813
YTM6, LLC	North America	November, 2022	647,214	647,214
Natural Resources (11.54% of Partners’ Capital)
EMG Iron Ore Holdco, LP	North America	April, 2019	476,106	764,113
EnCap Energy Capital Fund VII-B LP (1)	North America	October, 2007	1,450,085	-
Energy & Minerals Group Fund II, L.P. (1)	North America	November, 2011	2,295,341	2,474,724
Merit Energy Partners G, L.P. (1)	North America	September, 2009	2,931,026	1,432,970
Midstream & Resources Follow-On Fund, L.P. (1)	Rest of World	March, 2010	518,415	577,131
NGP IX Offshore Fund, L.P.	North America	March, 2008	613,572	35,505
NGP Midstream & Resources, L.P.	Rest of World	October, 2007	976,239	118,249
Quantum Parallel Partners V, LP	North America	October, 2008	3,709,753	3,783,950
Sentient Global Resources Fund III, L.P.	Rest of World	July, 2008	2,568,145	657,212
Sentient Global Resources Fund IV, L.P. (1)	Rest of World	June, 2011	1,833,312	542,008
Tembo Capital Co-Investment Partners I, LP (3)	Rest of the World	July, 2022	6,356,119	5,436,415
Tembo Capital Mining Fund III LP	Global	October, 2021	4,616,902	3,904,933
Vortus Investments II, LP	North America	August, 2017	1,818,828	2,819,378
Vortus Investments, LP	North America	January, 2016	3,434,387	2,048,469
Real Estate (4.80% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	Europe	August, 2006	349,758	4,795
Forum European Realty Income III, L.P.	Europe	February, 2008	820,961	62,274
GTIS Brazil Real Estate Fund (Brazilian Real) LP	Rest of the World	July, 2008	1,207,519	635,710
Kayne Anderson Real Estate Debt II, L.P. (1)	North America	July, 2017	78,488	-
Kayne Anderson Real Estate Debt, L.P. (1)	North America	June, 2016	111,730	-
Lone Star Real Estate Fund II (U.S.), L.P.	Global	June, 2011	58	4,018
Monsoon Infrastructure & Realty Co-Invest, L.P.	Asia	February, 2008	1,560,996	1,202,979
Northwood Real Estate Co-Investors LP (1)	North America	April, 2008	333,739	472,428
Northwood Real Estate Partners LP (1)	North America	April, 2008	1,133,502	1,405,165
ORBIS Real Estate Fund I (2)	Asia	November, 2006	1,969,703	360,537
Patron Capital, L.P. II	Europe	February, 2005	123,803	1,940
Patron Capital, L.P. III	Europe	July, 2007	598,435	38,201
Pennybacker IV, LP	North America	February, 2018	950,599	744,544
Phoenix Asia Real Estate Investments II, L.P.	Asia	September, 2007	823,410	598,593
Prescott Strategies Fund I LP	North America	June, 2019	2,232,449	2,162,443
Red Dot Holdings III, LP (1)(2)	North America	February, 2019	2,790,773	2,474,458
SBC US Fund II, LP	Rest of the World	June, 2011	789,902	59,786

Total Real Assets (6)			65,738,072	49,164,028	23.07%

Total Private Investments Portfolio			160,655,270	159,439,456	74.82%

Cash Management Portfolio
Hedge Funds
Event Driven (0.46% of Partners’ Capital)
BDCM Partners I, L.P.	North America	January, 2011		1,364,736	974,689
Fortelus Special Situations Fund Ltd.	Global	May, 2010		-	1,824
Global Macro (2.62% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	Global	February, 2015		3,500,000	5,594,231
Relative Value (13.70% of Partners’ Capital)
Anomaly Capital, LP	Global	July, 2021		15,003,000	16,551,512
King Street Capital, L.P.	North America	November, 2009		2,709	36,343
Magnetar Capital Fund LP	North America	February, 2009		-	45,304
Middle East North Africa Opportunities Fund, L.P.	Rest of World	July, 2008	728	728,344	4,001
PIPE Equity Partners, LLC (2) (4)	North America	August, 2008		3,252,147	-
PIPE Select Fund, LLC (2) (4)	North America	September, 2008		2,866,761	-
Stark Select Asset Fund, LLC	Rest of World	July, 2010		-	11,155
STS Partners Fund, LP	North America	November, 2016		2,108,191	5,480,343
The 1609 Fund Ltd.	Global	January, 2018	3,345	4,011,531	1,705,463
Valiant Capital Partners LP	North America	July, 2009		369,529	341,755
WMA Systematic Equity Alpha Long/Short Onshore Fund LP - Class A	Global	August, 2022		5,004,000	5,014,177

Total Hedge Funds (6)				38,210,948	35,760,797	16.78%

Total Private Investment Funds				131,775,246	144,559,850	90.90%

Other Securities
Securities (0.43% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 6.74%, due 10/1/2031 (1)(5)(7)	North America	October, 2018		3,118,300	925,000

Total Other Liquid Securities				3,118,300	925,000	0.43%

Total Cash Management Portfolio				41,329,248	36,685,797	17.21%

Total Investments				$201,984,518	$196,125,253	92.03%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2022 were $68,637,382. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

*	The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

(1)	Income producing investment.

(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.

(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.

(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2022. The total of all such investments represents 0.69% of partners' capital.

(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.